Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenue
Expenses:
Research and development (note 9)	7,818	1,088	10,958	2,823
General and administrative (note 9)	2,511	1,393	6,213	2,983
Operating Expenses	10,329	2,481	17,171	5,806
Finance expense (note 9)	11		29
Finance income (note 9)	(74)	(40)	(118)	(73)
Net finance income	(63)	(40)	(89)	(73)
Net loss and comprehensive loss for the period	$ (10,266)	$ (2,441)	$ (17,082)	$ (5,733)
Basic and diluted loss per common share (in dollars per share)	$ (0.30)	$ (0.11)	$ (0.56)	$ (0.30)
Weighted average number of common shares outstanding used in the calculation of basic and diluted loss per common share (000’s) note 6(b)) (in shares)	33,950	21,309	30,744	19,375